Revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Revenue

	Years Ended December 31

(in thousands)	2018		2017

Sales

Gold

Gold credit sales	$431,618	54%	$394,809	47%

Concentrate sales	9,575	1%	29,132	3%

	$441,193	55%	$423,941	50%

Silver

Silver credit sales	$290,152	37%	$365,251	43%

Concentrate sales	53,427	7%	54,023	7%

	$343,579	44%	$419,274	50%

Palladium

Palladium credit sales	$9,240	1%	$-	0%

Total sales revenue	$794,012	100%	$843,215	100%